Acquisition of Assets (Details) (USD $)	1 Months Ended
Jan. 30, 2013
Material inventory	$ 223,000
Fixed assets	264,000
Intangible assets	13,000
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 500,000